Loans Receivable And Allowance For Credit Losses (Recorded Investment In Classified Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 5,967,690	$ 5,619,183
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	33,293	41,875
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	42,788	38,545
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	5,120,849	4,613,698
One-To Four-Family Loans - Originated [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	29,359	36,055
One-To Four-Family Loans - Originated [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	27,761	23,153
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	648,587	790,073
One-To Four-Family Loans - Purchased [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	1,871	2,829
One-To Four-Family Loans - Purchased [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	14,195	14,538
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	57,603	59,562
Multi-Family And Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	1,976	2,578
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	135,028	149,321
Consumer - Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	87	413
Consumer - Home Equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	819	815
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	5,623	6,529
Consumer - Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 13	$ 39